Cover Letter

Leonard E. Neilson

Attorney at Law

8160 South Highland Drive

Suite 104

Sandy, Utah 84093

Phone: (801) 733-0800	Fax: (801) 733-0808

September 17, 2008

Securities and Exchange Commission

Office of Document Control

450 Fifth Street N.W.

Washington, D.C. 20549

VIA: EDGAR

Re:	LILM, Inc.
File No. 000–51872
Form 10-KSB/A (for the period ended December 31, 2007)
Amendment No. 2

To Whom It May Concern:

Please find herewith transmitted by EDGARLink, Amendment No. 2 to the Form 10-KSB/A filed on behalf of LILM, Inc. for the fiscal year ended December 31, 2007.

Please direct all correspondences concerning this filing and LILM, Inc. to this office.

Yours truly,

/s/ Leonard E. Neilson Leonard E. Neilson

:ae

Attachment